Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2019
Share-Based Payment [Abstract]
Schedule of expense recognized in the financial statements for services
	Year ended December 31,
	2019	2018	2017
Equity-settled share-based payment plans to employees, directors and consultants	$1,263	$710	$1,028

Schedule of share-based payment transactions granted to its employees, directors and consultants

Issuance Date	Grantee	Options outstanding as of December 31, 2019	Exercise price NIS	Exercise price $*)	Exercisable as of December 31, 2019	Exercisable Through	Total Fair Value $
December 8, 2015	Employees and Consultant	292,250	25.99	6.70	292,250	December 8, 2025	1,053
December 8, 2015	Employees and Consultant	270,000	31.19	8.04	270,000	December 8, 2025	1,247
April 1, 2017	Chief Executive Officer and Director	566,262	19.97	5.47	566,262	April 1, 2025	1,100
December 3, 2017	Director	27,500	21.37	6.12	9,167	December 3, 2027	54
November 12, 2018	Directors	110,000	23.39	6.36	—	November 12, 2026	298
November 12, 2018	Employees and officers	672,600	23.39 - 24.22	6.36 - 6.59	—	November 12, 2026	2,299
October 1, 2019	Chief Financial and Operating Officer	50,000	19.08	5.48	—	October 1, 2027	100

*)	As of grant date.

Schedule of fair value of options granted

	Year ended December 31,
	2019	2018	2017
Dividend yield (%)	0	0	0
Expected volatility (%)	40.06 - 48.09	40.51 - 48.25	40.58 - 56.77
Risk-free interest rate (%)	1.61 – 1.73	0.28 - 2.22	0.11 - 2.00
Expected exercise factor	2.8	2.8	2.8
Post-vesting forfeiture rate (%)	5	5	5 - 10

Schedule of share-based payment movement during the year

	Year ended December 31,
	2019		2018
	Number of options	Weighted average exercise price(*)	Number of options	Weighted average exercise price(*)
		$		$
Outstanding at January 1,	2,425,192	$6.6	1,721,059	$7.9
Granted	50,000	5.5	962,300	6.3
Expired	(59,765)	7.5	(199,499)	10.8
Forfeited	(201,615)	7.0	(58,668)	7.9

Outstanding at December 31,	2,213,812	$7.1	2,425,192	$6.6

Exercisable at December 31,	1,362,879	$7.38	912,893	$7.17

(*)	The exercise price of all options denominated in NIS and was translated to USD in the table above using the exchange rate as of December 31, 2019 and 2018, respectively.